Additional Information - Condensed Financial Statements of the Company (Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	¥ 203,686	$ 29,337	¥ 220,812	¥ 273,474
Cash flows from investing activities:
Placement of term deposits and short term investments	(3,199,923)	(460,885)	(3,288,344)	(3,565,274)
Maturity of term deposits and short term investments	3,189,803	459,427	2,562,584	4,082,583
Investments in available-for-sale investments	0	0	(352,008)	(36,810)
Issuance of convertible loans to a related party	(228,280)	(32,879)	0	0
Loans provided to a related party	(45,865)	(6,606)	0	0
Net cash used in investing activities	(543,149)	(78,230)	(1,256,868)	393,172
Cash flows from financing activities:
Proceeds from exercise of stock options	2,436	351	6,944	8,756
Repurchase of ordinary shares	0	0	(66,417)	(242,500)
Net cash (used in)/provided by financing activities	217,148	31,276	64,366	(223,744)
Net (decrease)/increase in cash and cash equivalents	(107,975)	(15,552)	(975,178)	440,709
Cash and cash equivalents at the beginning of the year	310,669	44,746	1,285,847	845,138
Cash and cash equivalents at the end of the year	202,694	29,194	310,669	1,285,847
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(2,323)	(335)	(8,754)	27,590
Cash flows from investing activities:
Placement of term deposits and short term investments	0	0	(83,854)	(335,493)
Maturity of term deposits and short term investments	83,854	12,077	0	386,427
Investments in available-for-sale investments	0	0	(352,008)	(36,810)
Issuance of convertible loans to a related party	(228,280)	(32,879)	0	0
Loans provided to a related party	(45,865)	(6,606)	0	0
Investments in investments using equity accounting	(3,554)	(512)	(35,757)	(69,365)
Net cash used in investing activities	(193,845)	(27,920)	(471,619)	(55,241)
Cash flows from financing activities:
Borrowings from subsidiaries and VIEs	212,441	30,598	212,435	13,867
Proceeds from exercise of stock options	2,436	351	6,944	8,756
Repurchase of ordinary shares	0	0	(66,417)	(242,500)
Net cash (used in)/provided by financing activities	214,877	30,949	152,962	(219,877)
Net (decrease)/increase in cash and cash equivalents	18,709	2,694	(327,411)	(247,528)
Cash and cash equivalents at the beginning of the year	14,022	2,020	341,433	588,961
Cash and cash equivalents at the end of the year	¥ 32,731	$ 4,714	¥ 14,022	¥ 341,433